New standards and amendments and interpretations of existing standards (Tables)	12 Months Ended
Dec. 31, 2017
New standards and amendments and interpretations of existing standards (Tables) [Abstract]
Additional allowance for loan losses

The Organization believes that impairment losses will increase and become more volatile than the current ones, for the assets assessed in the model of IFRS 9. Based on the methodology of allowance for loan losses adopted, the Organization estimated, on current best estimates, that the application of the impairment requirements of IFRS 9 on January 1, 2018 would result in additional allowance for loan losses, as described in the table below:

R$ millions
Provision for additional estimated credit losses on January 1, 2018
Credit portfolio (1)	3,829
Securities	842
Total gross additional provisions	4,671

(1) includes commitments and financial guarantees provided

On current best estimates, provides information on the estimated exposure to loan risk and expected loan losses and advances, commitments, financial collaterals provided and Private Debt Securities

The table below, on current best estimates, provides information on the estimated exposure to loan risk and expected loan losses and advances, commitments, financial collaterals provided and Private Debt Securities, on January 1, 2018.

		R$ millions
	Estimated Exposure to Credit Risk	Expected Loss	Expected Loss on Estimated Exposure to Credit Risk
Stage 1	432,416	7,688	2%
Stage 2	51,853	7,581	15%
Stage 3	37,277	17,779	48%
Total	521,546	33,048	6%